Revenue - Schedule of Gas Operating Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 1,339,151	$ 1,385,294	$ 1,305,974
Alternative revenue program deferrals	12,140	(25,112)	45,979
Other revenues	(706)	8,757	5,775
Total Gas operating revenues	1,350,585	1,368,939	1,357,728
Other revenue related to tax reform savings reserves/adjustments	(5,000)	(4,900)	(13,500)
Residential
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	958,520	972,788	887,220
Small commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	221,541	249,117	255,083
Large commercial
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	44,633	48,935	53,192
Industrial/other
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	26,242	22,074	23,489
Transportation
Disaggregation of Revenue [Line Items]
Revenue from contracts with customers	$ 88,215	$ 92,380	$ 86,990